Business acquisitions and equity investment transactions (Anjuke Inc. - Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 02, 2015
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Cash acquired				$ 6,590
Cash consideration payable				$ 28,962
Net cash outlay	$ 124,646
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	4,839,372
Restricted Share Units (RSUs) [Member]
Business Acquisition [Line Items]
Number of shares granted		10,369,278	948,600
Restricted Share Units (RSUs) [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares granted	248,216